Investments (Securities in a Continuous Unrealized Loss Position) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 602	$ 127	$ 635
Available for sale securities continuous unrealized loss position less than 12 months aggregate losses accumulated in aoci	(18)		(9)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(18)	(8)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	53	37	38
Available for sale securitie continuous unrealized loss position 12 months or longer accumulated in aoci	(3)		(3)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(3)	(9)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	655	164	673
Available for sale securities continuous unrealized loss position aggregate losses accumulated in aoci	(21)		(12)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(21)	(17)
State and Political Subdivisions
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	123		132
Available for sale securities continuous unrealized loss position less than 12 months aggregate losses accumulated in aoci	(3)		(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0		7
Available for sale securitie continuous unrealized loss position 12 months or longer accumulated in aoci	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	123		139
Available for sale securities continuous unrealized loss position aggregate losses accumulated in aoci	(3)		(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(3)
Corporate Debt Securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	367	96	415
Available for sale securities continuous unrealized loss position less than 12 months aggregate losses accumulated in aoci	(4)		(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(4)	(5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	39	34	25
Available for sale securitie continuous unrealized loss position 12 months or longer accumulated in aoci	(2)		(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(2)	(7)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	406	130	440
Available for sale securities continuous unrealized loss position aggregate losses accumulated in aoci	(6)		(4)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(6)	(12)
Foreign government bonds and other fixed maturity securities
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	17		25
Available for sale securities continuous unrealized loss position less than 12 months aggregate losses accumulated in aoci	(1)		(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	14		6
Available for sale securitie continuous unrealized loss position 12 months or longer accumulated in aoci	(1)		(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	31		31
Available for sale securities continuous unrealized loss position aggregate losses accumulated in aoci	(2)		(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(2)
Preferred Stock, Available for Sale
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	95		51
Available for sale securities continuous unrealized loss position less than 12 months aggregate losses accumulated in aoci	(10)		(4)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(10)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0		0
Available for sale securitie continuous unrealized loss position 12 months or longer accumulated in aoci	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	95		51
Available for sale securities continuous unrealized loss position aggregate losses accumulated in aoci	(10)		(4)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(10)
Equity Securities, Available for Sale
Schedule of Available-for-sale Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		31	12
Available for sale securities continuous unrealized loss position less than 12 months aggregate losses accumulated in aoci			(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		(3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		3	0
Available for sale securitie continuous unrealized loss position 12 months or longer accumulated in aoci			0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		(2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		34	12
Available for sale securities continuous unrealized loss position aggregate losses accumulated in aoci			(1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses		$ (5)